Financial Instruments - Disclosure of Credit Risk (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 127,158,768	₺ 120,422,696
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	16,791,281	16,244,788
Contract assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	5,365,452	4,754,422
Receivables from financial services
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	7,509,494	9,291,730
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	68,933,837	72,158,173
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,043,112	2,952,207
Other current & non-current assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,574,144	1,032,929
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,065,899
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	9,535,419	13,587,946
Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	14,093,601	153,075
Due from related parties
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 246,529	₺ 247,426